Debt - Runway Growth Credit Fund (Details) - USD ($)				1 Months Ended			3 Months Ended		12 Months Ended
	Dec. 23, 2020	Jul. 23, 2020	Dec. 19, 2019	Jan. 31, 2021	Jul. 31, 2020	May 31, 2020	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Debt Instrument [Line Items]
Amount borrowed			$ 3,000,000
Proceeds from Issuance of Debt			$ 3,000,000					$ 1,940,000	$ 66,190,000	$ 31,300,000
Long-term Debt							$ 47,983,000		47,983,000	49,461,000	$ 50,104,000
Variable interest rate		1.00%
Senior Secured Term Loans
Debt Instrument [Line Items]
Amount borrowed					$ 47,000,000
Long-term Debt					37,645	$ 37,500				40,000,000
Interest expenses					749,000
Repayment of loan					37,500,000	$ 2,500
Debt Instrument, Final Payment Fees										$ 500,000
Senior Secured Term Loans | Three-month LIBOR
Debt Instrument [Line Items]
Warrants term										3 months
Senior Secured Term Loans | Runway Growth Credit Fund, Inc. [Member]
Debt Instrument [Line Items]
Amount borrowed					40,000,000
Loan and Security Agreement , Runway Loan [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt					$ 7,000,000
Long-term Debt							$ 39,049,000		$ 39,049,000
Interest expenses	$ 17,000
Repayment of loan	7,057,000
Basis spread on interest rate				8.00%	9.05%				8.50%
Paid in kind interest rate				2	2
Calculated interest rate					11.05%		11.05%		11.05%		8.55%
Final payment fee	$ 391,000
Loan default				5.00%	5.00%
Debt Instrument, Final Payment Fees				$ 1,750,000	$ 1,645,000
Final payment fee				3.50%	3.50%
Financial covenants, Minimum cash level				$ 3,000,000	$ 3,000,000
Financial covenants, Minimum revenue				$ 15,356,000	$ 15,356,000
Financial covenants, projected revenue percentage				70.00%			80.00%
Warrants grant date fair value							$ 1,216,000		$ 1,216,000
Paid In Kind Interest Rate				2	2
Loan and Security Agreement , Runway Loan [Member] | Loans Repaid Prior To First Anniversary [Member]
Debt Instrument [Line Items]
Repayment fees percentage				2.00%	2.00%
Loan and Security Agreement , Runway Loan [Member] | Loans Repaid Prior to Second Anniversary [Member]
Debt Instrument [Line Items]
Repayment fees percentage				1.50%	1.50%
Loan and Security Agreement , Runway Loan [Member] | Loans Repaid Prior to Third Anniversary [Member]
Debt Instrument [Line Items]
Repayment fees percentage				1.00%	1.00%
Loan and Security Agreement , Runway Loan [Member] | Loans Repaid Prior to Fourth Anniversary [Member]
Debt Instrument [Line Items]
Repayment fees percentage				0.50%	0.50%
Loan and Security Agreement , Runway Loan [Member] | Three-month LIBOR
Debt Instrument [Line Items]
Variable interest rate				0.55%	0.55%